COMMON STOCK - Textual information (Details) - Ordinary Shares - Ordinary share capital - £ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of shares issued [abstract]
Issued and fully paid (in shares)		468,082,335
Issued in the period (in shares)	9,742,831
Total number of shares issued (in shares)	477,825,166
Par value per share (in $ per share)	£ 0.001	£ 0.001